Employee and Director Benefit Programs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee and Director Benefit Programs
Benefit obligation at beginning of period	$ 5,110	$ 5,011
Service cost	363	325	$ 359
Interest cost	70	63	70
Benefits paid	(275)	(289)
Benefit obligation at end of period	$ 5,268	$ 5,110	$ 5,011